Segmented Information	12 Months Ended
Jun. 30, 2024
Segmented Information [Abstract]
SEGMENTED INFORMATION

15. SEGMENTED INFORMATION

As at and for the year ended June 30, 2024, the Company operates in four (as at and for the year ended June 30, 2023 – four) reportable operating segments, one being the corporate segment; the other three being the exploration and development segments based on mineral properties in Bolivia. These reportable segments are components of the Company where separate financial information is available that is evaluated regularly by the Company’s Chief Executive Officer, the chief operating decision maker (“CODM”).

(a) Segment information for assets and liabilities are as follows:

	June 30, 2024
		Exploration and Development
	Corporate	Silver Sand	Carangas	Silverstrike	Total
Cash and cash equivalents	$21,703,189	$97,281	$73,013	$76,728	$21,950,211
Short-term investments	258,702	-	-	-	258,702
Equity investments	56,539	-	-	-	56,539
Property, plant and equipment	191,423	374,662	30,328	648,117	1,244,530
Mineral property interests	-	88,977,334	19,854,042	4,934,555	113,765,931
Other assets	346,294	30,451	13,009	410	390,164
Total Assets	$22,556,147	$89,479,728	$19,970,392	$5,659,810	$137,666,077

Total Liabilities	$(955,500)	$(171,108)	$(81,574)	$(5,956)	$(1,214,138)

	June 30, 2023
		Exploration and Development
	Corporate	Silver Sand	Carangas	Silverstrike	Total
Cash and cash equivalents	$6,232,985	$58,497	$260	$4,570	$6,296,312
Short-term investments	198,375	-	-	-	198,375
Equity investments	283,081	-	-	-	283,081
Property, plant and equipment	104,450	517,065	58,212	660,112	1,339,839
Mineral property interests	-	86,135,820	18,137,910	4,862,942	109,136,672
Other assets	908,823	110,562	19,854	14,023	1,053,262
Total Assets	$7,727,714	$86,821,944	$18,216,236	$5,541,647	$118,307,541

Total Liabilities	$(1,307,795)	$(228,966)	$(795,379)	$(4,515)	$(2,336,655)

(b) Segment information for operating results are as follows:

	Years ended June 30, 2024
		Exploration and Development
	Corporate	Silver Sand	Carangas	Silverstrike	Total
Project evaluation and corporate development	$(200,104)	$-	$-	$-	$(200,104)
Salaries and benefits	(2,036,651)	-	-	-	(2,036,651)
Share-based compensation	(2,255,847)	-	-	-	(2,255,847)
Other operating expenses	(2,196,622)	(203,611)	(33,581)	(15,849)	(2,449,663)
Total operating expense	(6,689,224)	(203,611)	(33,581)	(15,849)	(6,942,265)

Income from investments	1,061,095	-	-	-	1,061,095
(Loss) gain on disposal of property, plant and equipment	(488)	51,906	-	-	51,418
Provision on credit loss	(274,865)	-	-	-	(274,865)
Foreign exchange gain	65,470	1,550	10,317	2	77,339
Net loss	$(5,838,012)	$(150,155)	$(23,264)	$(15,847)	$(6,027,278)

Attributed to:
Equity holders of the Company	$(5,832,440)	$(150,155)	$(23,264)	$(15,847)	$(6,021,706)
Non-controlling interests	(5,572)	-	-	-	(5,572)
Net loss	$(5,838,012)	$(150,155)	$(23,264)	$(15,847)	$(6,027,278)

	Years ended June 30, 2023
		Exploration and Development
	Corporate	Silver Sand	Carangas	Silverstrike	Total
Project evaluation and corporate development	$(460,901)	-	$-	$-	$(460,901)
Salaries and benefits	(1,684,063)	-	-	-	(1,684,063)
Share-based compensation	(3,162,449)	-	-	-	(3,162,449)
Other operating expenses	(2,560,859)	(294,361)	(71,971)	(21,471)	(2,948,662)
Total operating expense	(7,868,272)	(294,361)	(71,971)	(21,471)	(8,256,075)

Income from investments	178,046	-	-	-	178,046
Foreign exchange gain (loss)	(41,304)	4,296	13,620	1,285	(22,103)
Net loss	$(7,731,530)	$(290,065)	$(58,351)	$(20,186)	$(8,100,132)

Attributed to:
Equity holders of the Company	$(7,726,847)	$(290,065)	$(58,351)	$(20,186)	$(8,095,449)
Non-controlling interests	(4,683)	-	-	-	(4,683)
Net loss	$(7,731,530)	$(290,065)	$(58,351)	$(20,186)	$(8,100,132)